Revenue - Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables from contracts with customers [abstract]
Trade receivables (note [16])	$ 651	$ 580
Contract assets	650	459	$ 367
Deferred revenue	$ (2,060)	$ (1,848)	$ (1,724)